The Coventry Group
Pathmaster Domestic Equity Fund
Supplement dated April 17, 2007
To Prospectus dated August 1, 2006
Change in Portfolio Manager Information
     Seamon A. Lincoln has resigned as a co-portfolio manager for the Pathmaster Domestic Equity Fund (the “Fund”). In addition, Zachary Rosenstock has been added as a research analyst for the Fund.
     All disclosures related to Seamon A. Lincoln in the prospectus, including without limitation, the disclosure contained on page 20 under the Section entitled “Portfolio Managers,” are deleted in their entirety. In addition, the following disclosure related to Zachary Rosenstock is added to the Section entitled “Portfolio Managers” immediately following the disclosure related to Huong M. Le:

Zachary Rosenstock, Research Analyst	Research Analyst, Wayne Hummer Asset Management Company since 2005. Prior thereto, held various part- time employment positions in the education field and restaurant services industry, 2004-2005; and student at Boston College, 2000-2004. B.S., Boston College, 2004.
This supplement and the prospectus dated August 1, 2006 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated
August 1, 2006, which is incorporated herein by reference and can be obtained without charge by calling 1-800-766-8938.

The Coventry Group
Pathmaster Domestic Equity Fund
Supplement dated April 17, 2007
To Statement of Additional Information dated August 1, 2006
Change in Portfolio Manager Information
     Seamon A. Lincoln has resigned as a co-portfolio manager for the Pathmaster Domestic Equity Fund (the “Fund”). All disclosures related to Seamon A. Lincoln in the Statement of Additional Information, including without limitation, the disclosures contained on pages 15 and 16 under the Section entitled “Portfolio Manager Information,” are deleted in their entirety. In addition, all disclosures related to Huong Le under the Section entitled “Portfolio Manager Information” are also deleted in their entirety.
This supplement and the Statement of Additional Information dated August 1, 2006, which was filed with the Securities and Exchange Commission, provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of
Additional Information can be obtained without charge by calling 1-800-766-8938.